EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS
NOTE 24 – EMPLOYEE BENEFITS

24.1 – Share-based compensation plan

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using Black & Scholes model.

In June 2012, the Company decided to replace its Stock Appreciation Rights ("SAR") program with a new share-based compensation program. The 2012 share-based compensation agreement was signed by the employees on June 30, 2012, considering the actual grant dates of the SARs to employees.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (seven years after the effective date).

All options vested on the date of modification of the plan or all other non-vested options expire within seven years after the effective date or seven years after the period of vesting finalizes.

In July 2014, the Company adopted a new Equity Incentive Program, the 2014 Plan.

Pursuant to this plan, on July 18, 2014, the first trading day of the Company common shares on the NYSE, the Company made the annual grants for 2014 Plan to certain of the executive officers and other employees. The grants included share options with a vesting period of 4 years, becoming exercisable a 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the effective date).

Under this share-based compensation plan, during the years 2019 and 2018, other share-based compensation agreements were signed for a total of 4,000 and 221,000 options granted, respectively.

During the years 2019 and 2018, as part of the 2014 Equity Incentive Plan, the Company granted awards to certain employees in the form of Restricted Stock Units ("RSUs"), having a par value of $1.20 each, with a specific period of vesting. Each RSU is equivalent in value to one share of the company´s common stock and represents the Company´s commitment to issue one share of the Company's common stock at a future date, subject to the term of the RSU agreement.

Until the RSUs vest, they are an unfunded promise to issue shares of stock to the recipient at some point in the future. The RSUs carry neither rights to dividends nor voting rights. RSU's vesting is subject to the condition that the employee must remain in such condition at of the vesting date.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

These RSUs agreements have been recorded as Equity Settled transactions in accordance to IFRS 2, and they were measured at fair value of shares at the grant date.

The following shows the evolution of the share options for the years ended at December 31, 2019 and 2018:

	As of December 31, 2019		As of December 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	1,786,467	27.96	2,155,851	23.02
Options granted during the year	4,000	52.10	221,000	46.45
Forfeited during the year	(21,625)	31.77	(78,716)	36.89
Exercised during the year	(717,240)	22.06	(511,668)	13.76
Balance at end of year	1,051,602	31.82	1,786,467	27.96

The following shows the evolution of the RSUs for the years ended at December 31, 2019 and 2018:

	As of December 31, 2019		As of December 31, 2018
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	535,838	44.70	164,859	37.58
RSU granted during the year	309,539	85.80	564,995	46.29
Forfeited during the year	(38,621)	47.69	(30,783)	44.14
Issued during the year	(181,860)	37.00	(163,233)	43.13
Balance at end of year	624,896	64.05	535,838	44.70

The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2019 ($) (*)

2017	36.30	1,000	36	18
	37.00	45,242	1,674	2,217
	42.00	3,250	137	77

2018	46.00	281,180	12,934	5,221
	50.92	7,500	382	129
	52.74	3,000	158	54
	55.07	3,000	165	56
	56.87	—	—	67

2019	52.10	2,400	125	61
	87.44	268,750	23,500	6,450
	94.93	4,000	380	116
	69.77	—	—	446
	103.75	3,000	311	20

Subtotal		622,322	39,802	14,932

Non employees RSU

2018	46.00	—	—	35
	57.39	—	—	18

2019	87.44	2,574	225	126

Subtotal		2,574	225	179
Total		624,896	40,027	15,111

The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2019	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2019 (*)

2012	0.95	—	—	—	—	5
	2.48	—	—	—	—	9
	3.38	—	—	—	—	85
	12.22	—	—	—	—	—

2014	10.00	107,826	107,826	359	359	500

2015	22.77	—	—	—	—	—
	28.31	205,748	205,748	1,426	1,426	1,422
	29.34	3,875	3,875	26	26	—
	34.20	5,500	5,500	47	47	39

2016	29.01	117,480	52,480	810	362	888
	32.36	338,173	211,798	2,740	1,716	1,487

2017	38.16	30,000	20,000	273	182	91
	36.30	15,000	7,500	127	64	32

2018	44.97	15,000	—	268	—	118
	46.00	170,000	36,250	3,434	732	1,349
	55.07	7,500	—	181	—	97
	50.92	4,500	—	101	—	61

2019	52.10	4,000	—	89	—	43

Subtotal		1,024,602	650,977	9,881	4,914	6,226

Non employees stock options

2016	39.37	27,000	20,250	248	186	62

Subtotal		27,000	20,250	248	186	62
Total		1,051,602	671,227	10,129	5,100	6,288

(*) Includes social security taxes.

Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 11,587 and 4,731 for the years ended December 31, 2019 and 2018, respectively.

24.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2019		As of December 31, 2018
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2006	—	0.95	9,900	0.95
Granted in 2007	—	0.71	200,000	0.71
Granted in 2007	—	1.40	616	1.40
Granted in 2010	—	2.48	1,793	2.48
Granted in 2010	—	3.38	19,732	3.38
Granted in 2011	—	2.71	6,031	2.71
Granted in 2012	22,170	6.77	—	6.77
Granted in 2012	1,103	0.95	—	0.95
Granted in 2012	1,304	2.48	—	2.48
Granted in 2012	13,223	3.38	—	3.38
Granted in 2012	22,170	10.00	—	10.00
Granted in 2012	47,169	12.22	—	12.22
Granted in 2014	173,211	10.00	66,146	10.00
Granted in 2014	—	13.20	3,769	13.20
Granted in 2015	163,834	28.31	111,843	28.31
Granted in 2015	8,000	34.20	3,000	34.20
Granted in 2015	12,097	29.34	1,200	29.34
Granted in 2015	30,000	22.77	—	22.77
Granted in 2016	105,020	29.01	18,750	29.01
Granted in 2016	98,939	32.36	68,888	32.36
Granted in 2018	5,000	44.97	—	44.97
Granted in 2018	10,000	46.00	—	46.00
Granted in 2018	1,500	50.92	—	50.92
Granted in 2018	2,500	55.07	—	55.07
Balance at end of the year	717,240		511,668

The average market price of the share amounted to 88.51 and 52.82 for years 2019 and 2018, respectively.

The following tables summarizes the RSU vested during the years 2019 and 2018:

	December 31, 2019		December 31, 2018
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	500	36.30	500	36.30
Granted in 2017	45,283	37.00	45,906	37.00
Granted in 2017	—	38.21	2,671	38.21
Granted in 2017	2,250	42.00	2,250	42.00
Granted in 2018	—	45.50	107,463	45.50
Granted in 2018	—	53.29	4,443	53.29
Granted in 2018	100,206	46.00	—	46.00
Granted in 2018	1,000	55.07	—	55.07
Granted in 2018	436	57.39	—	57.39
Granted in 2018	1,000	52.74	—	52.74
Granted in 2018	2,500	50.92	—	50.92
Granted in 2018	1,500	56.87	—	56.87
Granted in 2019	27,185	69.77	—	69.77
Balance at end of the year	181,860		163,233

24.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan	Granted in 2018 for 2014 plan	Granted in 2017 for 2014 plan
Stock price	52.10	46.45	39.69
Expected option life	6 years	6 years	6 years
Volatility	40%	40%	19%
Risk-free interest rate	3.10%	3.00%	2.00%

See Note 4.5 for a description of the assumptions.